Significant accounting policies, Going concern (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going concern [Abstract]
Cash and cash equivalents	£ 342,341,000	£ 208,064,000	£ 342,341,000	£ 208,064,000	£ 332,539,000	£ 237,886,000
Net current assets	302,768,000		302,768,000
Operating loss	(15,773,000)	(6,993,000)	(33,160,000)	(23,453,000)
Net cash used in operating activities			6,401,000	(40,017,000)
Net product revenue	£ 45,514,000	£ 27,700,000	£ 87,566,000	£ 38,211,000